Capital Structure (Details) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended			10 Months Ended	8 Months Ended
	Feb. 18, 2014	Sep. 27, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2014	Dec. 24, 2012	Feb. 15, 2013	May 12, 2014
Class of Stock
Common stock - shares authorized			755,000,000				755,000,000
Proceeds from issuance of common stock, net of commissions	$ 39,741,152	$ 31,881,984	$ 42,235,790	$ 34,500,000	$ 10,000,000
Underwriting discounts and commissions		2,070,000
Other offering costs		548,016
Preferred stock shares authorized			25,000,000	25,000,000		25,000,000	25,000,000
Preferred stock par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock shares issued			0	0		0	0
Preferred stock shares outstanding			0	0		0	0
Common Shares - Class A
Class of Stock
Common stock - shares authorized			750,000,000	750,000,000		750,000,000	750,000,000
Common stock - par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock - shares issued			24,809,142	17,669,442		17,669,442	24,809,142
Share buyback program - shares repurchased and retired			30,000
Common stock - shares outstanding			24,809,142	17,669,442		17,669,442	24,809,142
Common Shares - Class B
Class of Stock
Common stock - shares authorized			5,000,000	5,000,000		5,000,000	5,000,000
Common stock - par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock - shares issued			0	0		0	0
Common stock - shares outstanding			0	0		0	0
Innovation Holdings S.A.
Class of Stock
Common stock - shares issued								4,901,961
Loretto Finance Inc.
Class of Stock
Common stock - shares issued	135,700	120,000	469,958				469,958		98,039
Share based compensation	880,015	714,000				335,784
Over-Allotment Option
Class of Stock
Common stock - shares issued	885,000	782,609
Share Buyback Program
Class of Stock
Share buyback program - authorized amount										$ 10,000,000
Share buyback program - shares repurchased and retired							30,000
Average price per share (common shares purchased and cancelled)							$ 5.682
Public offerings
Class of Stock
Common stock - shares issued	6,785,000	6,000,000
Issue price per share	$ 6.25	$ 5.75